Reserves for unpaid losses and loss adjustment expenses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of the loss and LAE reserve activities
Gross beginning balance	$ 1,827.1	$ 1,659.3	$ 1,898.5	$ 1,620.1	$ 1,620.1	$ 1,644.4	$ 1,809.8
Less beginning reinsurance recoverable on unpaid losses	(358.3)	(304.7)	(319.7)	(291.5)	(291.5)	(283.1)	(322.2)
Net loss and LAE reserve balance	1,468.8	1,354.6	1,578.8	1,328.6	1,328.6	1,361.3	1,487.6
Losses and LAE incurred relating to:
Current year losses	270.5	374.6	575.8	622.5	811.8	583.0	473.9
Prior years losses	(10.1)	(3.4)	(23.0)	4.1	(0.6)	(63.7)	(51.2)
Total net incurred losses and LAE	260.4	371.2	552.8	626.6	811.2	519.3	422.7
Foreign currency translation adjustment to net loss and LAE reserves	(5.4)	12.9	(20.9)	33.1	36.8	(14.0)	(27.2)
Acquisitions (See Note 3)	0.2		0.2	14.3	14.3	9.8
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1	0.1	0.1	0.5	0.7
Loss and LAE paid relating to:
Current year losses	80.5	51.9	152.5	116.3	222.8	207.6	162.4
Prior years losses	101.6	105.1	416.5	304.6	389.5	340.7	360.1
Total loss and LAE payments	182.1	157.0	569.0	420.9	612.3	548.3	522.5
Net ending balance	1,542.0	1,581.8	1,542.0	1,581.8	1,578.8	1,328.6	1,361.3
Plus ending reinsurance recoverable on unpaid losses	349.0	334.9	349.0	334.9	319.7	291.5	283.1
Gross ending balance	$ 1,891.0	$ 1,916.7	$ 1,891.0	$ 1,916.7	$ 1,898.5	$ 1,620.1	$ 1,644.4